Document and Entity Information	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40836
Entity Registrant Name	Brilliant Earth Group, Inc.
Entity Central Index Key	0001866757
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1015499
Entity Address, Address Line One	300 Grant Avenue
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	12449
City Area Code	800
Local Phone Number	691-0952
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false